Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 655,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,550,000, of which 555,000 Private Placement Units were purchased by the Sponsor and 100,000 Private Placement Units were purchased by the underwriters. Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share”) and one warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50. The proceeds from the sale of the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and the underwriters purchased an aggregate of 655,000 Private Placement Units at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $6,550,000, of which 555,000 Private Placement Units were purchased by the Sponsor and 100,000 Private Placement Units were purchased by the underwriters. Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share”) and one warrant (each, a “Private Placement Warrant”). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50. The proceeds from the sale of the Private Placement Units were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units, Private Placement Shares and the Private Placement Warrants will be worthless.